INTANGIBLE ASSETS, NET (Schedule of Amortization of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2025	$ 325
2026	138
2027	3
2028	2
Intangible assets, net	$ 468	$ 881